UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2023

Franklin Templeton

Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Templeton Model Portfolio Funds

Franklin Templeton Model Portfolio Funds (“Model Portfolio Funds”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds, and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Franklin Templeton Model Portfolio Funds for the twelve-month reporting period ended December 31, 2023. Please read on for a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period and to learn how those conditions have affected each Portfolio’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2024

II	Franklin Templeton Model Portfolio Funds

Portfolios overview

Each of the five Franklin Templeton Model Portfolio Funds is managed as an asset allocation program and allocates its assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the Portfolios’ manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.

Q. What were the overall market conditions during the Portfolios’ reporting period?

A. Global equities collectively advanced during the twelve-month reporting period ended December 31, 2023, delivering generally strong returns for the year. Early on, equities rose amid signs of economic resilience and investor optimism that the worldwide rate-hiking cycle might be approaching an end. That optimism subsided as financial markets experienced heightened volatility in March due to banking turmoil in the United States and Switzerland. However, equities continued to move higher as quick action by regulators eased banking concerns, many companies’ first-quarter earnings exceeded consensus estimates, and several central banks slowed or paused interest-rate hikes. Investor risk appetite soured in the third quarter as it became clearer that key central banks, like the U.S. Federal Reserve Board (the “Fed”) intended to keep rates higher for longer. Rising sovereign bond yields and energy prices, along with China’s property market crisis and Fitch Ratings’ downgrade of U.S. long-term debt, further weighed on equity markets. Late in the year, moderating inflation, encouraging economic data, and softening but solid employment figures in several regions, particularly in the United States, reinvigorated expectations for an economic soft landing, supporting risk appetite. As measured by MSCI indexes in U.S. dollar terms, developed market equities outperformed a global index for the year, while emerging market and frontier market equities lagged it. In terms of investment style, global growth stocks significantly outperformed global value stocks, which nonetheless posted strong gains for the period.

U.S. stocks finished 2023’s fourth quarter and full year with strong gains. Equities moved higher during the first half of the year, driven by better-than-expected corporate earnings reports, the suspension of the debt ceiling, subsiding concerns about U.S. regional banks, resilient economic growth, and hopes for an end to the Fed’s campaign of interest-rate hikes. In addition, investor enthusiasm for artificial intelligence (“AI”) bolstered technology-related stocks. The equity rally stumbled in the third quarter, and U.S. equity markets moved lower, after Fitch Ratings downgraded the country’s credit rating to AA+ from AAA in early August. During the fourth quarter, equities moved higher as moderating inflation and a softening but resilient job market inspired optimism that the Fed had concluded its rate-hiking cycle and was positioned to maneuver the U.S. economy into a soft landing.

Yields on short-term U.S. Treasury (“UST”) bills and long-term UST bonds rose during 2023, while yields on UST notes fell or finished the year flat. Late in the year, there was significant volatility in the UST market. Yields peaked in mid-October with the yield on the benchmark 10-year UST note reaching 5.0% intraday. However, a dovish Fed tilt led to a yield decline on most UST maturities, and the yield on the benchmark 10-year UST note finished the year where it started. The yield curve remained inverted at the end of the reporting period.

U.S. and international benchmark crude oil prices experienced the biggest annual decline since 2020, despite global demand rising to record levels. Occasional war-related “uncertainty” premiums and production curbs set by OPEC+ (Organization of the Petroleum Exporting Countries and oil-producing allies) failed to consistently propel prices higher. Rising production from nations outside the cartel and concerns about slowing demand growth also affected prices.

Gold spot prices reached a new record high in December, finishing the year up 13.1%. This was gold’s first annual gain in three years. The price was supported by a shift away from monetary policy tightening, a weaker U.S. dollar and falling U.S. government bond yields.

Q. How did we respond to these changing market conditions?

A. For all five Portfolios, we employ a tactical strategy, based on both quantitative and qualitative inputs, that over-and underweights certain allocations in the Portfolios in response to various market, economic and valuation conditions. These tactical views are updated on a monthly basis. At the beginning of the reporting period, we were overweight fixed income versus equities, and we subsequently increased our equity underweight and increased our cash position at the end of March due to the bank lending crisis. At the end of July, the Portfolios added back to equities from cash but remained underweight equities and overweight fixed income as leading indicators were stabilizing, disinflation appeared in many regions, and earnings season fared better than expected, balanced with poor sentiment. At the end of October, we sold fixed income and bought equity to bring our Portfolios back to a neutral allocation on a cross asset basis as the growth backdrop continued to prove resilient and a recent 10% correction in the MSCI All Country World Indexi provided a prudent

Franklin Templeton Model Portfolio Funds 2023 Annual Report	1

Portfolios overview (cont’d)

point to re-enter the equity market. At the end of November, we went overweight equities and underweight fixed income as we believed the November equity rally would continue as our strongest conviction leading indicators showed.

Franklin Templeton Aggressive Model Portfolio1

Franklin Templeton Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct an aggressive model portfolio by allocating between 80% to 100% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 0% to 20% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 75% Russell 3000 Indexii, 15% MSCI World Ex U.S.A. Indexiii, and 10% Bloomberg U.S. Aggregate Indexiv. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2023, Class I shares of Franklin Templeton Aggressive Model Portfolio returned 18.44%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Aggressive Model Portfolio Composite Benchmarkv, returned 5.53%, 25.96% and 22.62%, respectively, over the same time frame.

Performance Snapshot as of December 31, 2023 (unaudited)
	6 months	12 months
Franklin Templeton Aggressive Model Portfolio:
Class I	6.76%	18.44%
Class II	6.56%	18.05%
Bloomberg U.S. Aggregate Index	3.37%	5.53%
Russell 3000 Index	8.43%	25.96%
Aggressive Model Portfolio Composite Benchmark	7.57%	22.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.65% and 0.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds’ returns and their weightings within the Portfolio, the top contributors to absolute performance were U.S. equities followed by international equities.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

2	Franklin Templeton Model Portfolio Funds 2023 Annual Report

With respect to sub-asset class selection, exposure to growth strategies within U.S. equities was a contributor by outpacing the broader Russell 3000 Index.

Underlying manager selection was a contributor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. What were the leading detractors from performance?

A. All broad asset classes posted positive returns for the year, so there were no detractors on an absolute basis at the asset class level.

From a sub-asset class selection perspective, small cap, value and utilities strategies were detractors within U.S. equities, as well as emerging market equities within international equities.

Tactical positioning was also a detractor for the year as the Portfolio was underweight equities in favor of fixed income for the first three quarters of the year as markets experienced a strong rally.

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2023, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	3

Portfolios overview (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio1

Franklin Templeton Moderately Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a moderately aggressive model portfolio by allocating between 60% to 70% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 30% to 40% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2023, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio returned 15.94%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Aggressive Model Portfolio Composite Benchmarkvi, returned 5.53%, 25.96% and 18.81%, respectively, over the same time frame.

Performance Snapshot as of December 31, 2023 (unaudited)
	6 months	12 months
Franklin Templeton Moderately Aggressive Model Portfolio:
Class I	6.12%	15.94%
Class II	5.91%	15.53%
Bloomberg U.S. Aggregate Index	3.37%	5.53%
Russell 3000 Index	8.43%	25.96%
Moderately Aggressive Model Portfolio Composite Benchmark	6.69%	18.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.62% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds’ returns and their weightings within the Portfolio, the top contributors to absolute performance were U.S. equities followed by U.S. fixed income.

With respect to sub-asset class selection, exposure to growth strategies within U.S. equities was a contributor by outpacing the broader Russell 3000 Index.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

4	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Underlying manager selection was a contributor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. What were the leading detractors from performance?

A. All broad asset classes posted positive returns for the year, so there were no detractors on an absolute basis at the asset class level.

From a sub-asset class selection perspective, small cap, value and utilities strategies were detractors within U.S. equities, as well as emerging market equities within international equities.

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2023, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	5

Portfolios overview (cont’d)

Franklin Templeton Moderate Model Portfolio1

Franklin Templeton Moderate Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a moderate model portfolio by allocating between 45% to 65% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 35% to 55% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2023, Class I shares of Franklin Templeton Moderate Model Portfolio returned 13.39%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderate Model Portfolio Composite Benchmarkvii, returned 5.53%, 25.96% and 15.72%, respectively, over the same time frame.

Performance Snapshot as of December 31, 2023 (unaudited)
	6 months	12 months
Franklin Templeton Moderate Model Portfolio:
Class I	5.51%	13.39%
Class II	5.40%	13.18%
Bloomberg U.S. Aggregate Index	3.37%	5.53%
Russell 3000 Index	8.43%	25.96%
Moderate Model Portfolio Composite Benchmark	5.94%	15.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.59% and 0.84%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds’ returns and their weightings within the Portfolio, the top contributors to absolute return were U.S. equity followed by U.S. fixed income, both with meaningful allocations and positive returns.

With respect to sub-asset class selection, exposure to growth strategies within U.S. equities was a contributor by outpacing the broader Russell 3000 Index. Within U.S. fixed income, high yield and convertible strategies also contributed.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

6	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Underlying manager selection was a contributor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. What were the leading detractors from performance?

A. All broad asset classes posted positive returns for the year, so there were no detractors on an absolute basis at the asset class level.

From a sub-asset class selection perspective, small cap, value and utilities strategies were detractors within U.S. equities, as well as emerging market equities within international equities.

Tactical positioning was also a detractor for the year as the Portfolio was underweight equities in favor of fixed income for the first three quarters of the year as markets experienced a strong rally.

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2023, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	7

Portfolios overview (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio1

Franklin Templeton Moderately Conservative Model Portfolio seeks a balance of capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a moderately conservative model portfolio by allocating between 30% to 50% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 50% to 70% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2023, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio returned 10.56%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Conservative Model Portfolio Composite Benchmarkviii, returned 5.53%, 25.96% and 13.05%, respectively, over the same time frame.

Performance Snapshot as of December 31, 2023 (unaudited)
	6 months	12 months
Franklin Templeton Moderately Conservative Model Portfolio:
Class I	4.93%	10.56%
Class II	4.78%	10.31%
Bloomberg U.S. Aggregate Index	3.37%	5.53%
Russell 3000 Index	8.43%	25.96%
Moderately Conservative Model Portfolio Composite Benchmark	5.30%	13.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.61% and 0.85%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds’ returns and their weightings within the Portfolio, the top contributors to absolute return were U.S. equity followed by U.S. fixed income, both with meaningful allocations and positive returns.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

8	Franklin Templeton Model Portfolio Funds 2023 Annual Report

With respect to sub-asset class selection, the top contributors were growth strategies within U.S. equity, and high yield and convertible strategies within U.S. fixed income.

Q. What were the leading detractors from performance?

A. All broad asset classes posted positive returns for the year, so there were no detractors on an absolute basis at the asset class level.

From a sub-asset class selection perspective, small cap, value and utilities strategies were detractors within U.S. equities, as well as emerging market equities within international equities.

Tactical positioning was also a detractor for the year as the Portfolio was underweight equities in favor of fixed income for the first three quarters of the year as markets experienced a strong rally.

Underlying manager selection was a detractor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2023, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	9

Portfolios overview (cont’d)

Franklin Templeton Conservative Model Portfolio1

Franklin Templeton Conservative Model Portfolio seeks a balance of capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a conservative model portfolio by allocating between 10% to 30% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 70% to 90% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2023, Class I shares of Franklin Templeton Conservative Model Portfolio returned 8.56%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Conservative Model Portfolio Composite Benchmarkix, returned 5.53%, 25.96% and 9.43%, respectively, over the same time frame.

Performance Snapshot as of December 31, 2023 (unaudited)
	6 months	12 months
Franklin Templeton Conservative Model Portfolio:
Class I	4.56%	8.56%
Class II	4.42%	8.31%
Bloomberg U.S. Aggregate Index	3.37%	5.53%
Russell 3000 Index	8.43%	25.96%
Conservative Model Portfolio Composite Benchmark	4.39%	9.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.64% and 0.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds’ returns and their weightings within the Portfolio, the top contributor to absolute performance was U.S. fixed income, driven by its weight and positive return. U.S. equities were a comparable strong contributor with a higher return offsetting a lower allocation.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

10	Franklin Templeton Model Portfolio Funds 2023 Annual Report

With respect to sub-asset class selection, high yield and convertible strategies with in U.S. fixed income added value. An underweight to U.S. fixed income was also a contributor.

Q. What were the leading detractors from performance?

A. All broad asset classes posted positive returns for the year, so there were no detractors on an absolute basis at the asset class level.

From a sub-asset class selection perspective, small cap, value and utilities strategies were detractors within U.S. equities, as well as emerging market equities within international equities.

Tactical positioning was also a detractor for the year as the Portfolio was underweight equities in favor of fixed income for the first three quarters of the year as markets experienced a strong rally.

Underlying manager selection was a detractor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2023, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification and allow us to more directly implement our strategic targets.

Thank you for your investment in the Franklin Templeton Model Portfolio Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolios’ investment goals.

Sincerely,

Franklin Advisers, Inc.

January 11, 2024

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default.

Each Portfolio is a fund of funds and is subject to the risks of the underlying funds in which it invests. In addition to the Portfolios’ operating expenses, you will indirectly bear the operating expenses of the underlying funds. The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the Portfolios’ portfolio managers. The portfolio managers may invest each Portfolio’s assets in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. The underlying funds in which each Portfolio invests may be either diversified or non-diversified. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The model used to manage each Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on each Portfolio’s performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and each Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IMPORTANT INFORMATION: The Portfolios are available only to insurance company separate accounts established by New York Life Insurance and Annuity Corporation that fund certain variable annuity or life contracts. These Portfolios may not be available in all states and may only be offered in certain variable products. Please refer to the prospectuses. Variable annuities are long-term, tax-deferred investment vehicles designed for retirement purposes. Gains from tax-deferred investments are taxable as ordinary income upon

Franklin Templeton Model Portfolio Funds 2023 Annual Report	11

Portfolios overview (cont’d)

withdrawal. Withdrawals made prior to age 59 1/2 are subject to a 10% IRS penalty charge and/or surrender charges. Investments in a variable annuity are subject to market risks, including loss of principal. Guarantees are based on the claims-paying ability of the insurer.

[i]

The MSCI All Country World Index is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar.

iv

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index, and 10% Bloomberg U.S. Aggregate Index.

vi

The Moderately Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index.

vii

The Moderate Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index.

viii

The Moderately Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index.

ix

The Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

12	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Portfolios at a glance (unaudited)

Franklin Templeton Aggressive Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2023 and December 31, 2022. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	13

Portfolios at a glance (unaudited) (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2023 and December 31, 2022. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

14	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Moderate Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2023 and December 31, 2022. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	15

Portfolios at a glance (unaudited) (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2023 and December 31, 2022. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

16	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Conservative Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2023 and December 31, 2022. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	17

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) on going costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	6.76%	$1,000.00	$1,067.60	0.13%	$0.68	Class I	5.00%	$1,000.00	$1,024.55	0.13%	$0.66
Class II	6.56	1,000.00	1,065.60	0.38	1.98	Class II	5.00	1,000.00	1,023.29	0.38	1.94

[1]	For the six months ended December 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

18	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	6.12%	$1,000.00	$1,061.20	0.12%	$0.62	Class I	5.00%	$1,000.00	$1,024.60	0.12%	$0.61
Class II	5.91	1,000.00	1,059.10	0.37	1.92	Class II	5.00	1,000.00	1,023.34	0.37	1.89

[1]	For the six months ended December 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	19

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderate Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderate Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	5.51%	$1,000.00	$1,055.10	0.12%	$0.62	Class I	5.00%	$1,000.00	$1,024.60	0.12%	$0.61
Class II	5.40	1,000.00	1,054.00	0.37	1.92	Class II	5.00	1,000.00	1,023.34	0.37	1.89

[1]	For the six months ended December 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

20	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	4.93%	$1,000.00	$1,049.30	0.13%	$0.67	Class I	5.00%	$1,000.00	$1,024.55	0.13%	$0.66
Class II	4.78	1,000.00	1,047.80	0.38	1.96	Class II	5.00	1,000.00	1,023.29	0.38	1.94

[1]	For the six months ended December 31, 2023.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	21

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	4.56%	$1,000.00	$1,045.60	0.17%	$0.88	Class I	5.00%	$1,000.00	$1,024.35	0.17%	$0.87
Class II	4.42	1,000.00	1,044.20	0.42	2.16	Class II	5.00	1,000.00	1,023.09	0.42	2.14

[1]	For the six months ended December 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

22	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Aggressive Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/23	18.44%	18.05%
Inception* through 12/31/23	12.72	12.44

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/23)	55.99%
Class II (Inception date of 4/15/20 through 12/31/23)	54.56

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	23

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Aggressive Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Aggressive Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Aggressive Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2023. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Aggressive Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

24	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderately Aggressive Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/23	15.94%	15.53%
Inception* through 12/31/23	9.70	9.42

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/23)	41.03%
Class II (Inception date of 4/15/20 through 12/31/23)	39.69

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	25

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderately Aggressive Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderately Aggressive Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2023. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Moderately Aggressive Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderately Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

26	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderate Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/23	13.39%	13.18%
Inception* through 12/31/23	7.43	7.17

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/23)	30.46%
Class II (Inception date of 4/15/20 through 12/31/23)	29.29

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	27

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderate Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderate Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderate Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2023. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Moderate Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

28	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderately Conservative Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/23	10.56%	10.31%
Inception* through 12/31/23	5.55	5.32

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/23)	22.20%
Class II (Inception date of 4/15/20 through 12/31/23)	21.23

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	29

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderately Conservative Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderately Conservative Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2023. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and Moderately Conservative Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderately Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

30	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Conservative Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/23	8.56%	8.31%
Inception* through 12/31/23	2.63	2.37

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/23)	10.10%
Class II (Inception date of 4/15/20 through 12/31/23)	9.07

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	31

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Conservative Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Conservative Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Conservative Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2023. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Conservative Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

32	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Schedules of investments

December 31, 2023

Franklin Templeton Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 99.2%
Domestic Equity — 74.5%
American Funds Insurance Series — Growth Fund, Class 1A		478,300	$47,093,429
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		885,713	24,808,824
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		616,204	23,656,080
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		432,943	71,647,648
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		583,201	33,843,192	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,082,891	34,531,836
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,584,490	16,983,514	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,649,575	17,780,437
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,716,276	45,141,664
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		793,013	28,540,546
MFS® Research Series, Initial Class		718,534	22,971,527
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,509,943	37,522,084
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		475,515	28,416,770
Total Domestic Equity			432,937,551
Foreign Equity — 16.4%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		455,865	21,585,190
Invesco Variable Insurance Funds — Invesco V.I. International Growth Fund, Class I Shares		762,468	25,992,540
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class		1,872,205	20,085,019
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		2,610,720	27,621,412
Total Foreign Equity			95,284,161
Domestic Fixed Income — 8.3%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		4,612,030	48,103,479
Total Investments in Underlying Funds before Short-Term Investments (Cost — $551,213,326)			576,325,191
	Rate
Short-Term Investments — 0.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $3,186,734)	5.248%	3,186,734	3,186,734	(c)
Total Investments — 99.8% (Cost — $554,400,060)			579,511,925
Other Assets in Excess of Liabilities — 0.2%			1,310,994
Total Net Assets — 100.0%			$580,822,919

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	33

Schedules of investments (cont’d)

December 31, 2023

Franklin Templeton Moderately Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description	Shares	Value
Investments in Underlying Funds — 98.9%
Domestic Equity — 57.3%
American Funds Insurance Series — Growth Fund, Class 1A	1,108,393	$ 109,132,420
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	1,313,716	36,797,174
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class	1,027,684	39,452,776
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,118,298	185,067,148
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,612,693	93,584,597	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	3,969,260	65,805,571
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	4,498,840	48,221,262	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	3,261,873	35,159,073
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	3,181,922	83,691,234
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	1,882,116	67,737,340
MFS® Research Series, Initial Class	1,864,935	59,621,983
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	3,147,536	78,216,264
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	1,187,843	70,985,498
Total Domestic Equity		973,472,340
Domestic Fixed Income — 26.3%
American Funds Insurance Series — The Bond Fund of America, Class 1A	5,268,503	49,892,722
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	3,585,310	24,523,524
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	15,921,602	166,062,308
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares	11,791,720	58,369,015	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	3,306,592	40,893,943
MainStay VP PIMCO Real Return Portfolio, Initial Class	4,118,870	32,023,391
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	8,195,705	75,236,570
Total Domestic Fixed Income		447,001,473
Foreign Equity — 12.2%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,333,074	63,121,058
Invesco Variable Insurance Funds — Invesco V.I. International Growth Fund, Class I Shares	1,758,577	59,949,887
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class	3,173,006	34,040,013
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	4,646,632	49,161,366
Total Foreign Equity		206,272,324
Foreign Fixed Income — 3.1%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	2,637,818	20,733,247
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	3,313,276	32,569,504
Total Foreign Fixed Income		53,302,751
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,652,293,019)		1,680,048,888

See Notes to Financial Statements.

34	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description	Rate	Shares	Value
Short-Term Investments — 1.1%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $18,078,935)	5.248%	18,078,935	$18,078,935	(c)
Total Investments — 100.0% (Cost — $1,670,371,954)			1,698,127,823
Liabilities in Excess of Other Assets — (0.0)%††			(443,538)
Total Net Assets — 100.0%			$1,697,684,285

††	Represents less than 0.1%.

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	35

Schedules of investments (cont’d)

December 31, 2023

Franklin Templeton Moderate Model Portfolio

(Percentages shown based on Portfolio net assets)

Description	Shares	Value
Investments in Underlying Funds — 99.1%
Domestic Equity — 45.1%
American Funds Insurance Series — Growth Fund, Class 1A	569,887	$56,111,111
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	1,055,515	29,564,989
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class	550,505	21,133,887
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	960,958	159,028,862
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,014,436	58,867,701	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,594,086	26,428,033
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	3,604,751	38,637,884	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	1,965,540	21,186,160
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	2,044,948	53,786,415
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	1,134,123	40,817,084
MFS® Research Series, Initial Class	1,070,243	34,215,677
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	1,463,929	36,378,639
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	477,167	28,515,528
Total Domestic Equity		604,671,970
Domestic Fixed Income — 38.8%
American Funds Insurance Series — The Bond Fund of America, Class 1A	13,537,741	128,202,404
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	3,724,596	25,476,237
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	11,477,355	119,708,812
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares	14,377,545	71,168,849	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	3,103,735	38,385,129
MainStay VP MacKay Convertible Portfolio, Initial Class	1,687,448	25,045,270
MainStay VP PIMCO Real Return Portfolio, Initial Class	4,026,395	31,304,417
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	8,867,164	81,400,570
Total Domestic Fixed Income		520,691,688
Foreign Equity — 11.4%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,070,256	50,676,639
Invesco Variable Insurance Funds — Invesco V.I. International Growth Fund, Class I Shares	1,211,028	41,283,952
MainStay VP Funds Trust — MainStay VP MacKay International Equity Portfolio, Initial Class	2,554,501	27,404,684
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	3,110,819	32,912,459
Total Foreign Equity		152,277,734
Foreign Fixed Income — 3.8%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	2,492,144	19,588,249
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	3,215,977	31,613,054
Total Foreign Fixed Income		51,201,303
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,324,472,979)		1,328,842,695

See Notes to Financial Statements.

36	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Moderate Model Portfolio

(Percentages shown based on Portfolio net assets)

Description	Rate	Shares	Value
Short-Term Investments — 0.7%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $9,607,061)	5.248%	9,607,061	$9,607,061	(c)
Total Investments — 99.8% (Cost — $1,334,080,040)			1,338,449,756
Other Assets in Excess of Liabilities — 0.2%			2,811,885
Total Net Assets — 100.0%			$1,341,261,641

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	37

Schedules of investments (cont’d)

December 31, 2023

Franklin Templeton Moderately Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description	Shares	Value
Investments in Underlying Funds — 99.3%
Domestic Fixed Income — 50.0%
American Funds Insurance Series — The Bond Fund of America, Class 1A	4,894,334	$46,349,343
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	1,852,067	12,668,141
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	3,669,345	38,271,269
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares	6,089,942	30,145,215	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	2,400,811	29,691,792
MainStay VP MacKay Convertible Portfolio, Initial Class	566,006	8,400,716
MainStay VP PIMCO Real Return Portfolio, Initial Class	2,637,999	20,509,913
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	3,240,327	29,746,197
Total Domestic Fixed Income		215,782,586
Domestic Equity — 32.6%
American Funds Insurance Series — Growth Fund, Class 1A	88,290	8,693,032
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class	147,340	5,656,392
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	292,081	48,336,512
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	238,950	13,866,286	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	526,337	8,726,032
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	1,174,483	12,588,808	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	514,289	5,543,412
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	336,318	8,845,863
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	276,943	9,967,189
MFS® Research Series, Initial Class	279,064	8,921,684
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	393,524	9,779,075
Total Domestic Equity		140,924,285
Foreign Equity — 8.9%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	435,023	20,598,343
Invesco Variable Insurance Funds — Invesco V.I. International Growth Fund, Class I Shares	265,952	9,066,309
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	827,138	8,751,117
Total Foreign Equity		38,415,769
Foreign Fixed Income — 7.8%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	1,099,898	8,645,201
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	2,537,278	24,941,441
Total Foreign Fixed Income		33,586,642
Total Investments in Underlying Funds before Short-Term Investments (Cost — $438,623,122)		428,709,282

See Notes to Financial Statements.

38	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description	Rate	Shares	Value
Short-Term Investments — 0.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,824,924)	5.248%	2,824,924	$2,824,924	(c)
Total Investments — 99.9% (Cost — $441,448,046)			431,534,206
Other Assets in Excess of Liabilities — 0.1%			250,685
Total Net Assets — 100.0%			$431,784,891

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	39

Schedules of investments (cont’d)

December 31, 2023

Franklin Templeton Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 99.5%
Domestic Fixed Income — 65.1%
American Funds Insurance Series — The Bond Fund of America, Class 1A		1,800,570	$17,051,395
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		949,595	6,495,233
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,634,078	17,043,433
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		2,307,854	11,423,877	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,770,727	21,899,293
MainStay VP MacKay Convertible Portfolio, Initial Class		218,522	3,243,329
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,755,132	13,645,798
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,683,350	15,453,148
Total Domestic Fixed Income			106,255,506
Domestic Equity — 19.5%
American Funds Insurance Series — Growth Fund, Class 1A		33,482	3,296,587
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		43,643	1,675,433
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		112,975	18,696,272
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		195,799	3,246,115
MainStay VP Small Cap Growth Portfolio, Initial Class		153,749	1,657,230
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		131,244	3,261,422
Total Domestic Equity			31,833,059
Foreign Fixed Income — 12.9%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		416,074	3,270,342
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,812,900	17,820,812
Total Foreign Fixed Income			21,091,154
Foreign Equity — 2.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		69,543	3,292,851
Total Investments in Underlying Funds before Short-Term Investments (Cost — $171,312,175)			162,472,570

	Rate
Short-Term Investments — 0.4%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $672,131)	5.248%	672,131	672,131	(b)
Total Investments — 99.9% (Cost — $171,984,306)			163,144,701
Other Assets in Excess of Liabilities — 0.1%			138,961
Total Net Assets — 100.0%			$163,283,662

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

40	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Statements of assets and liabilities

December 31, 2023

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$32,629,143	$150,845,174	$130,413,490
Investments in unaffiliated Underlying Funds, at cost	521,770,917	1,519,526,780	1,203,666,550
Investments in affiliated Underlying Funds, at value	$33,843,192	$151,953,612	$130,036,550
Investments in unaffiliated Underlying Funds, at value	545,668,733	1,546,174,211	1,208,413,206
Cash	4,645	—	—
Receivable for Portfolio shares sold	1,496,376	397,936	3,102,462
Distributions receivable from unaffiliated Underlying Funds	141,491	928,971	803,575
Prepaid expenses	1,976	5,968	4,824
Total Assets	581,156,413	1,699,460,698	1,342,360,617

Liabilities:
Payable for investments in unaffiliated Underlying Funds	126,209	750,092	643,938
Service and/or distribution fees payable	105,727	340,283	274,754
Investment management fee payable	45,632	134,253	106,051
Audit and tax fees payable	25,000	—	—
Fund accounting fees payable	14,530	18,771	17,625
Trustees’ fees payable	4,871	16,662	14,287
Payable for Portfolio shares repurchased	—	470,384	—
Accrued expenses	11,525	45,968	42,321
Total Liabilities	333,494	1,776,413	1,098,976
Total Net Assets	$580,822,919	$1,697,684,285	$1,341,261,641

Net Assets:
Par value (Note 7)	$436	$1,377	$1,170
Paid-in capital in excess of par value	561,717,789	1,689,406,874	1,361,209,621
Total distributable earnings (loss)	19,104,694	8,276,034	(19,949,150)
Total Net Assets	$580,822,919	$1,697,684,285	$1,341,261,641

Net Assets:
Class I	$69,206,807	$54,173,110	$13,416,274
Class II	$511,616,112	$1,643,511,175	$1,327,845,367

Shares Outstanding:
Class I	5,181,655	4,383,254	1,166,170
Class II	38,407,519	133,363,292	115,798,982

Net Asset Value:
Class I	$13.36	$12.36	$11.50
Class II	$13.32	$12.32	$11.47

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	41

Statements of assets and liabilities (cont’d)

December 31, 2023

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$44,437,146	$11,782,247
Investments in unaffiliated Underlying Funds, at cost	397,010,900	160,202,059
Investments in affiliated Underlying Funds, at value	$44,011,501	$11,423,877
Investments in unaffiliated Underlying Funds, at value	387,522,705	151,720,824
Receivable for Portfolio shares sold	365,353	197,326
Distributions receivable from unaffiliated Underlying Funds	327,765	175,587
Prepaid expenses	1,711	724
Total Assets	432,229,035	163,518,338

Liabilities:
Payable for investments in unaffiliated Underlying Funds	256,285	139,116
Service and/or distribution fees payable	88,970	33,903
Investment management fee payable	34,386	13,171
Audit and tax fees payable	25,000	25,000
Fund accounting fees payable	14,296	13,225
Payable for Portfolio shares repurchased	9,716	—
Trustees’ fees payable	5,473	2,426
Accrued expenses	10,018	7,835
Total Liabilities	444,144	234,676
Total Net Assets	$431,784,891	$163,283,662

Net Assets:
Par value (Note 7)	$402	$170
Paid-in capital in excess of par value	452,540,524	181,295,625
Total distributable earnings (loss)	(20,756,035)	(18,012,133)
Total Net Assets	$431,784,891	$163,283,662

Net Assets:
Class I	$4,825,332	$2,490,856
Class II	$426,959,559	$160,792,806

Shares Outstanding:
Class I	448,393	258,346
Class II	39,722,740	16,714,325

Net Asset Value:
Class I	$10.76	$9.64
Class II	$10.75	$9.62

See Notes to Financial Statements.

42	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Statements of operations

For the Year Ended December 31, 2023

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Investment Income:
Income distributions from unaffiliated Underlying Funds	$ 6,735,254	$ 27,230,130	$ 26,206,164
Income distributions from affiliated Underlying Funds	299,400	3,020,186	3,188,635
Total Investment Income	7,034,654	30,250,316	29,394,799

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,059,160	3,514,380	2,910,815
Investment management fee (Note 2)	463,641	1,424,163	1,157,862
Fund accounting fees	34,913	45,179	42,434
Legal fees	34,064	61,789	57,653
Trustees’ fees	30,313	94,962	78,243
Audit and tax fees	25,000	25,000	25,000
Shareholder reports	4,692	5,656	5,327
Commitment fees (Note 9)	4,087	12,557	10,213
Custody fees	2,550	7,647	4,827
Insurance	2,457	7,631	6,276
Interest expense	453	219	255
Transfer agent fees (Notes 2 and 5)	145	145	146
Miscellaneous expenses	3,959	9,942	8,468
Total Expenses	1,665,434	5,209,270	4,307,519
Net Investment Income	5,369,220	25,041,046	25,087,280

Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	—	(46,539)	(45,449)
Sale of unaffiliated Underlying Funds	(12,432,579)	(41,638,296)	(38,238,133)
Capital gain distributions from affiliated Underlying Funds	853,015	2,407,622	1,526,002
Capital gain distributions from unaffiliated Underlying Funds	10,812,775	27,114,399	16,395,897
Net Realized Loss	(766,789)	(12,162,814)	(20,361,683)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	72,115,042	188,480,955	134,367,819
Affiliated Underlying Funds	3,887,977	12,489,492	8,862,608
Change in Net Unrealized Appreciation (Depreciation)	76,003,019	200,970,447	143,230,427
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	75,236,230	188,807,633	122,868,744
Increase in Net Assets From Operations	$80,605,450	$213,848,679	$147,956,024

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	43

Statements of operations (cont’d)

For the Year Ended December 31, 2023

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$ 10,956,114	$ 5,267,382
Income distributions from affiliated Underlying Funds	1,259,302	432,145
Total Investment Income	12,215,416	5,699,527

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,007,523	401,337
Investment management fee (Note 2)	401,324	160,873
Fund accounting fees	34,363	31,768
Legal fees	33,339	31,332
Trustees’ fees	27,942	11,578
Audit and tax fees	25,000	25,000
Shareholder reports	4,797	4,610
Commitment fees (Note 9)	3,544	1,423
Custody fees	2,348	940
Insurance	2,287	1,000
Interest expense	230	557
Transfer agent fees (Notes 2 and 5)	146	145
Miscellaneous expenses	3,763	2,428
Total Expenses	1,546,606	672,991
Net Investment Income	10,668,810	5,026,536

Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(113,120)	(32,070)
Sale of unaffiliated Underlying Funds	(14,095,615)	(7,266,167)
Capital gain distributions from affiliated Underlying Funds	367,825	—
Capital gain distributions from unaffiliated Underlying Funds	4,723,860	993,417
Net Realized Loss	(9,117,050)	(6,304,820)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	35,761,288	13,929,745
Affiliated Underlying Funds	2,519,471	296,523
Change in Net Unrealized Appreciation (Depreciation)	38,280,759	14,226,268
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	29,163,709	7,921,448
Increase in Net Assets From Operations	$ 39,832,519	$ 12,947,984

See Notes to Financial Statements.

44	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Statements of changes in net assets

Franklin Templeton Aggressive Model Portfolio

For the Years Ended December 31,	2023	2022

Operations:
Net investment income	$5,369,220	$3,143,888
Net realized gain (loss)	(766,789)	12,089,954
Change in net unrealized appreciation (depreciation)	76,003,019	(67,279,937)
Increase (Decrease) in Net Assets From Operations	80,605,450	(52,046,095)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,578,684)	(20,956,766)
Decrease in Net Assets From Distributions to Shareholders	(7,578,684)	(20,956,766)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	130,772,390	168,716,387
Reinvestment of distributions	7,577,631	20,953,139
Cost of shares repurchased	(9,091,402)	(2,603,934)
Increase in Net Assets From Portfolio Share Transactions	129,258,619	187,065,592
Increase in Net Assets	202,285,385	114,062,731

Net Assets:
Beginning of year	378,537,534	264,474,803
End of year	$580,822,919	$378,537,534

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	45

Statements of changes in net assets (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

For the Years Ended December 31,	2023	2022

Operations:
Net investment income	$25,041,046	$15,216,165
Net realized gain (loss)	(12,162,814)	21,679,331
Change in net unrealized appreciation (depreciation)	200,970,447	(215,546,666)
Increase (Decrease) in Net Assets From Operations	213,848,679	(178,651,170)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(26,719,671)	(49,672,328)
Decrease in Net Assets From Distributions to Shareholders	(26,719,671)	(49,672,328)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	269,825,715	429,558,590
Reinvestment of distributions	26,718,528	49,669,841
Cost of shares repurchased	(14,279,405)	(5,785,868)
Increase in Net Assets From Portfolio Share Transactions	282,264,838	473,442,563
Increase in Net Assets	469,393,846	245,119,065

Net Assets:
Beginning of year	1,228,290,439	983,171,374
End of year	$1,697,684,285	$1,228,290,439

See Notes to Financial Statements.

46	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Moderate Model Portfolio

For the Years Ended December 31,	2023	2022

Operations:
Net investment income	$25,087,280	$16,227,633
Net realized gain (loss)	(20,361,683)	12,829,331
Change in net unrealized appreciation (depreciation)	143,230,427	(173,083,366)
Increase (Decrease) in Net Assets From Operations	147,956,024	(144,026,402)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(26,175,418)	(35,672,854)
Decrease in Net Assets From Distributions to Shareholders	(26,175,418)	(35,672,854)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	182,073,876	316,114,119
Reinvestment of distributions	26,174,129	35,670,825
Cost of shares repurchased	(16,832,172)	(4,545,272)
Increase in Net Assets From Portfolio Share Transactions	191,415,833	347,239,672
Increase in Net Assets	313,196,439	167,540,416

Net Assets:
Beginning of year	1,028,065,202	860,524,786
End of year	$1,341,261,641	$1,028,065,202

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	47

Statements of changes in net assets (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

For the Years Ended December 31,	2023	2022

Operations:
Net investment income	$10,668,810	$7,333,917
Net realized gain (loss)	(9,117,050)	203,063
Change in net unrealized appreciation (depreciation)	38,280,759	(55,767,398)
Increase (Decrease) in Net Assets From Operations	39,832,519	(48,230,418)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,575,032)	(10,382,460)
Decrease in Net Assets From Distributions to Shareholders	(10,575,032)	(10,382,460)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	51,617,700	108,113,191
Reinvestment of distributions	10,573,547	10,380,912
Cost of shares repurchased	(37,320,790)	(11,445,467)
Increase in Net Assets From Portfolio Share Transactions	24,870,457	107,048,636
Increase in Net Assets	54,127,944	48,435,758

Net Assets:
Beginning of year	377,656,947	329,221,189
End of year	$431,784,891	$377,656,947

See Notes to Financial Statements.

48	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Conservative Model Portfolio

For the Years Ended December 31,	2023	2022

Operations:
Net investment income	$5,026,536	$3,431,623
Net realized loss	(6,304,820)	(2,259,823)
Change in net unrealized appreciation (depreciation)	14,226,268	(22,723,164)
Increase (Decrease) in Net Assets From Operations	12,947,984	(21,551,364)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,150,022)	(4,151,085)
Decrease in Net Assets From Distributions to Shareholders	(5,150,022)	(4,151,085)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	21,138,759	60,240,400
Reinvestment of distributions	5,148,331	4,149,762
Cost of shares repurchased	(32,038,364)	(25,382,322)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(5,751,274)	39,007,840
Increase in Net Assets	2,046,688	13,305,391

Net Assets:
Beginning of year	161,236,974	147,931,583
End of year	$163,283,662	$161,236,974

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	49

Financial highlights

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$11.46	$14.61	$12.94	$10.00

Income (loss) from operations:
Net investment income	0.18	0.18	0.27	0.22
Net realized and unrealized gain (loss)	1.93	(2.61)	2.29	2.97
Total income (loss) from operations	2.11	(2.43)	2.56	3.19

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.24)	(0.12)
Net realized gains	(0.06)	(0.41)	(0.65)	(0.13)
Total distributions	(0.21)	(0.72)	(0.89)	(0.25)

Net asset value, end of year	$13.36	$11.46	$14.61	$12.94
Total return[3]	18.44%	(16.62)%	19.75%	31.90%

Net assets, end of year (000s)	$69,207	$31,077	$13,851	$2,155

Ratios to average net assets:
Gross expenses[4]	0.13%	0.15%	0.19%	0.61%[5]
Net expenses[4,6]	0.13	0.15	0.19	0.23 [5,7]
Net investment income	1.47	1.42	1.82	2.62 [5]

Portfolio turnover rate	21%	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$11.44	$14.59	$12.93	$10.00

Income (loss) from operations:
Net investment income	0.14	0.12	0.21	0.19
Net realized and unrealized gain (loss)	1.92	(2.57)	2.32	2.98
Total income (loss) from operations	2.06	(2.45)	2.53	3.17

Less distributions from:
Net investment income	(0.12)	(0.29)	(0.22)	(0.11)
Net realized gains	(0.06)	(0.41)	(0.65)	(0.13)
Total distributions	(0.18)	(0.70)	(0.87)	(0.24)

Net asset value, end of year	$13.32	$11.44	$14.59	$12.93
Total return[3]	18.05%	(16.82)%	19.51%	31.70%

Net assets, end of year (000s)	$511,616	$347,461	$250,624	$71,616

Ratios to average net assets:
Gross expenses[4]	0.38%	0.40%	0.43%	0.83%[5]
Net expenses[4,6]	0.38	0.40	0.43	0.48 [5,7]
Net investment income	1.10	0.98	1.46	2.23 [5]

Portfolio turnover rate	21%	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	51

Financial highlights (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$10.86	$13.50	$12.39	$10.00

Income (loss) from operations:
Net investment income	0.25	0.21	0.24	0.24
Net realized and unrealized gain (loss)	1.45	(2.36)	1.60	2.36
Total income (loss) from operations	1.70	(2.15)	1.84	2.60

Less distributions from:
Net investment income	(0.15)	(0.29)	(0.25)	(0.12)
Net realized gains	(0.05)	(0.20)	(0.48)	(0.09)
Total distributions	(0.20)	(0.49)	(0.73)	(0.21)

Net asset value, end of year	$12.36	$10.86	$13.50	$12.39
Total return[3]	15.94%	(15.89)%	14.79%	25.99%

Net assets, end of year (000s)	$54,173	$27,295	$13,346	$3,118

Ratios to average net assets:
Gross expenses[4]	0.12%	0.13%	0.15%	0.28%[5]
Net expenses[4,6]	0.12	0.13	0.15	0.21[5,7]
Net investment income	2.12	1.84	1.81	2.92[5]

Portfolio turnover rate	16%	33%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$10.84	$13.47	$12.37	$10.00

Income (loss) from operations:
Net investment income	0.20	0.16	0.20	0.22
Net realized and unrealized gain (loss)	1.48	(2.32)	1.60	2.35
Total income (loss) from operations	1.68	(2.16)	1.80	2.57

Less distributions from:
Net investment income	(0.15)	(0.27)	(0.22)	(0.11)
Net realized gains	(0.05)	(0.20)	(0.48)	(0.09)
Total distributions	(0.20)	(0.47)	(0.70)	(0.20)

Net asset value, end of year	$12.32	$10.84	$13.47	$12.37
Total return[3]	15.53%	(16.03)%	14.56%	25.69%

Net assets, end of year (millions)	$1,644	$1,201	$970	$266

Ratios to average net assets:
Gross expenses[4]	0.37%	0.38%	0.39%	0.51%[5]
Net expenses[4,6]	0.37	0.38	0.39	0.46 [5,7]
Net investment income	1.72	1.40	1.51	2.71 [5]

Portfolio turnover rate	16%	33%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	53

Financial highlights (cont’d)

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$10.37	$12.64	$11.80	$10.00

Income (loss) from operations:
Net investment income	0.28	0.22	0.21	0.28
Net realized and unrealized gain (loss)	1.11	(2.08)	1.27	1.71
Total income (loss) from operations	1.39	(1.86)	1.48	1.99

Less distributions from:
Net investment income	(0.22)	(0.31)	(0.23)	(0.12)
Net realized gains	(0.04)	(0.10)	(0.41)	(0.07)
Total distributions	(0.26)	(0.41)	(0.64)	(0.19)

Net asset value, end of year	$11.50	$10.37	$12.64	$11.80
Total return[3]	13.39%	(14.77)%	12.54%	19.95%

Net assets, end of year (000s)	$13,416	$8,028	$5,724	$2,188

Ratios to average net assets:
Gross expenses[4]	0.12%	0.13%	0.16%	0.29%[5]
Net expenses[4,6]	0.12	0.13	0.16	0.21 [5,7]
Net investment income	2.54	2.01	1.68	3.45 [5]

Portfolio turnover rate	18%	39%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$10.34	$12.61	$11.78	$10.00

Income (loss) from operations:
Net investment income	0.23	0.19	0.18	0.23
Net realized and unrealized gain (loss)	1.13	(2.08)	1.27	1.73
Total income (loss) from operations	1.36	(1.89)	1.45	1.96

Less distributions from:
Net investment income	(0.19)	(0.28)	(0.21)	(0.11)
Net realized gains	(0.04)	(0.10)	(0.41)	(0.07)
Total distributions	(0.23)	(0.38)	(0.62)	(0.18)

Net asset value, end of year	$11.47	$10.34	$12.61	$11.78
Total return[3]	13.18%	(14.99)%	12.30%	19.65%

Net assets, end of year (millions)	$1,328	$1,020	$855	$267

Ratios to average net assets:
Gross expenses[4]	0.37%	0.38%	0.39%	0.51%[5]
Net expenses[4,6]	0.37	0.38	0.39	0.46 [5,7]
Net investment income	2.13	1.75	1.45	2.92 [5]

Portfolio turnover rate	18%	39%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	55

Financial highlights (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$10.00	$11.86	$11.47	$10.00

Income (loss) from operations:
Net investment income	0.33	0.24	0.21	0.25
Net realized and unrealized gain (loss)	0.73	(1.79)	0.85	1.40
Total income (loss) from operations	1.06	(1.55)	1.06	1.65

Less distributions from:
Net investment income	(0.30)	(0.28)	(0.23)	(0.13)
Net realized gains	—	(0.03)	(0.44)	(0.05)
Total distributions	(0.30)	(0.31)	(0.67)	(0.18)

Net asset value, end of year	$10.76	$10.00	$11.86	$11.47
Total return[3]	10.56%	(13.08)%	9.22%	16.43%

Net assets, end of year (000s)	$4,825	$2,860	$2,882	$1,050

Ratios to average net assets:
Gross expenses[4]	0.13%	0.15%	0.19%	0.43%[5]
Net expenses[4,6]	0.13	0.15	0.19	0.23 [5,7]
Net investment income	3.14	2.26	1.74	3.14 [5]

Portfolio turnover rate	20%	35%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

56	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$9.99	$11.85	$11.47	$10.00

Income (loss) from operations:
Net investment income	0.27	0.22	0.16	0.23
Net realized and unrealized gain (loss)	0.76	(1.80)	0.87	1.40
Total income (loss) from operations	1.03	(1.58)	1.03	1.63

Less distributions from:
Net investment income	(0.27)	(0.25)	(0.21)	(0.11)
Net realized gains	—	(0.03)	(0.44)	(0.05)
Total distributions	(0.27)	(0.28)	(0.65)	(0.16)

Net asset value, end of year	$10.75	$9.99	$11.85	$11.47
Total return[3]	10.31%	(13.29)%	8.96%	16.32%

Net assets, end of year (millions)	$427	$375	$326	$129

Ratios to average net assets:
Gross expenses[4]	0.38%	0.39%	0.41%	0.63%[5]
Net expenses[4,6]	0.38	0.39	0.41	0.48 [5,7]
Net investment income	2.62	2.08	1.36	2.99 [5]

Portfolio turnover rate	20%	35%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	57

Financial highlights (cont’d)

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$9.19	$10.86	$10.91	$10.00

Income (loss) from operations:
Net investment income	0.34	0.26	0.17	0.33
Net realized and unrealized gain (loss)	0.45	(1.66)	0.38	0.77
Total income (loss) from operations	0.79	(1.40)	0.55	1.10

Less distributions from:
Net investment income	(0.34)	(0.25)	(0.23)	(0.15)
Net realized gains	—	(0.02)	(0.37)	(0.04)
Total distributions	(0.34)	(0.27)	(0.60)	(0.19)

Net asset value, end of year	$9.64	$9.19	$10.86	$10.91
Total return[3]	8.56%	(12.96)%	4.98%	10.99%

Net assets, end of year (000s)	$2,491	$2,036	$1,406	$1,053

Ratios to average net assets:
Gross expenses[4]	0.17%	0.18%	0.25%	0.57%[5]
Net expenses[4,6]	0.17	0.18	0.23 [7]	0.23 [5,7]
Net investment income	3.57	2.64	1.52	4.33 [5]

Portfolio turnover rate	26%	32%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$9.17	$10.84	$10.90	$10.00

Income (loss) from operations:
Net investment income	0.29	0.21	0.14	0.28
Net realized and unrealized gain (loss)	0.47	(1.64)	0.38	0.80
Total income (loss) from operations	0.76	(1.43)	0.52	1.08

Less distributions from:
Net investment income	(0.31)	(0.22)	(0.21)	(0.14)
Net realized gains	—	(0.02)	(0.37)	(0.04)
Total distributions	(0.31)	(0.24)	(0.58)	(0.18)

Net asset value, end of year	$9.62	$9.17	$10.84	$10.90
Total return[3]	8.31%	(13.18)%	4.71%	10.78%

Net assets, end of year (000s)	$160,793	$159,201	$146,525	$82,143

Ratios to average net assets:
Gross expenses[4]	0.42%	0.43%	0.45%	0.77%[5]
Net expenses[4,6]	0.42	0.43	0.45	0.48 [5,7]
Net investment income	3.08	2.18	1.27	3.73 [5]

Portfolio turnover rate	26%	32%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	59

Notes to financial statements

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or

60	Franklin Templeton Model Portfolio Funds 2023 Annual Report

comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$271,406,671	$161,530,880	—	$432,937,551
Other Investments in Underlying Funds	143,387,640	—	—	143,387,640
Total Long-Term Investments	414,794,311	161,530,880	—	576,325,191
Short-Term Investments†	3,186,734	—	—	3,186,734
Total Investments	$417,981,045	$161,530,880	—	$579,511,925

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$631,462,780	$342,009,560	—	$973,472,340
Domestic Fixed Income	374,084,139	72,917,334	—	447,001,473
Other Investments in Underlying Funds	259,575,075	—	—	259,575,075
Total Long-Term Investments	1,265,121,994	414,926,894	—	1,680,048,888
Short-Term Investments†	18,078,935	—	—	18,078,935
Total Investments	$1,283,200,929	$414,926,894	—	$1,698,127,823

†	See Schedule of Investments for additional detailed categorizations.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	61

Notes to financial statements (cont’d)

Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$408,522,367	$196,149,603	—	$604,671,970
Domestic Fixed Income	425,956,872	94,734,816	—	520,691,688
Other Investments in Underlying Funds	203,479,037	—	—	203,479,037
Total Long-Term Investments	1,037,958,276	290,884,419	—	1,328,842,695
Short-Term Investments†	9,607,061	—	—	9,607,061
Total Investments	$1,047,565,337	$290,884,419	—	$1,338,449,756

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$96,527,138	$44,397,147	—	$140,924,285
Domestic Fixed Income	157,180,165	58,602,421	—	215,782,586
Other Investments in Underlying Funds	72,002,411	—	—	72,002,411
Total Long-Term Investments	325,709,714	102,999,568	—	428,709,282
Short-Term Investments†	2,824,924	—	—	2,824,924
Total Investments	$328,534,638	$102,999,568	—	$431,534,206

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$23,633,127	$8,199,932	—	$31,833,059
Domestic Fixed Income	67,467,086	38,788,420	—	106,255,506
Other Investments in Underlying Funds	24,384,005	—	—	24,384,005
Total Long-Term Investments	115,484,218	46,988,352	—	162,472,570
Short-Term Investments†	672,131	—	—	672,131
Total Investments	$116,156,349	$46,988,352	—	$163,144,701

† See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income.

62	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolios had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC (“LMPFA”) prior to November 30, 2023) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources.

Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio are aggregated.

FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, FTFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by FTFA.

The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.

As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary

Franklin Templeton Model Portfolio Funds 2023 Annual Report	63

Notes to financial statements (cont’d)

expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

FTFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Portfolios indirectly pay management and/or administration fees to certain FTFA affiliates as shareholders in FTFA affiliated Underlying Funds. These management and/or administration fees ranged from 0.45% to 0.70% of the average daily net assets of such FTFA affiliated Underlying Funds.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2023, each Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $44 was earned by Investor Services, respectively.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$241,213,713	$95,672,670
Moderately Aggressive Model Portfolio	543,296,339	223,598,095
Moderate Model Portfolio	426,778,296	209,491,804
Moderately Conservative Model Portfolio	117,605,854	79,191,376
Conservative Model Portfolio	42,266,564	46,799,063

At December 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$560,980,817	$24,122,146	$(5,591,038)	$18,531,108

	Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,685,957,210	$72,230,066	$(60,059,453)	$12,170,613

		Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,343,413,860	$47,492,367	$(52,456,471)	$(4,964,104)

64	Franklin Templeton Model Portfolio Funds 2023 Annual Report

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$444,019,899	$12,099,990	$(24,585,683)	$(12,485,693)

		Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$173,828,216	$3,408,433	$(14,091,948)	$(10,683,515)

4. Derivative instruments and hedging activities

During the year ended December 31, 2023, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended December 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$76
Class II	$1,059,160	69
Total	$1,059,160	$145
	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$77
Class II	$3,514,380	68
Total	$3,514,380	$145
	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$77
Class II	$2,910,815	69
Total	$2,910,815	$146
	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$77
Class II	$1,007,523	69
Total	$1,007,523	$146

Franklin Templeton Model Portfolio Funds 2023 Annual Report	65

Notes to financial statements (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$77
Class II	$401,337	68
Total	$401,337	$145

6. Distributions to shareholders by class

	Year Ended December 31, 2023	Year Ended December 31, 2022
Aggressive Model Portfolio
Net Investment Income:
Class I	$727,198	$786,176
Class II	4,517,870	8,161,253
Total	$5,245,068	$8,947,429
Net Realized Gains:
Class I	$227,311	$934,678
Class II	2,106,305	11,074,659
Total	$2,333,616	$12,009,337

	Year Ended December 31, 2023	Year Ended December 31, 2022
Moderately Aggressive Model Portfolio
Net Investment Income:
Class I	$761,246	$691,783
Class II	20,068,879	28,372,862
Total	$20,830,125	$29,064,645
Net Realized Gains:
Class I	$157,493	$422,040
Class II	5,732,053	20,185,643
Total	$5,889,546	$20,607,683

	Year Ended December 31, 2023	Year Ended December 31, 2022
Moderate Model Portfolio
Net Investment Income:
Class I	$247,651	$224,644
Class II	21,852,589	26,790,506
Total	$22,100,240	$27,015,150
Net Realized Gains:
Class I	$35,415	$67,179
Class II	4,039,763	8,590,525
Total	$4,075,178	$8,657,704

66	Franklin Templeton Model Portfolio Funds 2023 Annual Report

	Year Ended December 31, 2023	Year Ended December 31, 2022
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	$128,208	$76,768
Class II	10,446,824	9,273,252
Total	$10,575,032	$9,350,020
Net Realized Gains:
Class I	—	$7,308
Class II	—	1,025,132
Total	—	$1,032,440

	Year Ended December 31, 2023	Year Ended December 31, 2022
Conservative Model Portfolio
Net Investment Income:
Class I	$84,394	$52,344
Class II	5,065,628	3,797,684
Total	$5,150,022	$3,850,028
Net Realized Gains:
Class I	—	$2,888
Class II	—	298,169
Total	—	$301,057

7. Shares of beneficial interest

At December 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	2,425,694	$30,046,968	1,638,784	$20,484,701
Shares issued on reinvestment	72,407	953,456	149,338	1,717,227
Shares repurchased	(27,751)	(334,981)	(24,534)	(306,730)
Net increase	2,470,350	$30,665,443	1,763,588	$21,895,198

Class II
Shares sold	8,227,488	$100,725,422	11,728,502	$148,231,686
Shares issued on reinvestment	507,153	6,624,175	1,676,016	19,235,912
Shares repurchased	(707,378)	(8,756,421)	(200,897)	(2,297,204)
Net increase	8,027,263	$98,593,176	13,203,621	$165,170,394

Franklin Templeton Model Portfolio Funds 2023 Annual Report	67

Notes to financial statements (cont’d)

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	1,835,314	$21,215,546	1,467,097	$17,243,257
Shares issued on reinvestment	74,914	917,596	101,982	1,111,336
Shares repurchased	(39,617)	(453,151)	(45,306)	(522,859)
Net increase	1,870,611	$21,679,991	1,523,773	$17,831,734

Class II
Shares sold	21,599,540	$248,610,169	34,817,849	$412,315,333
Shares issued on reinvestment	2,120,481	25,800,932	4,469,247	48,558,505
Shares repurchased	(1,191,841)	(13,826,254)	(469,635)	(5,263,009)
Net increase	22,528,180	$260,584,847	38,817,461	$455,610,829
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	543,974	$5,975,336	397,974	$4,485,507
Shares issued on reinvestment	24,601	281,777	27,848	289,794
Shares repurchased	(176,817)	(1,916,540)	(104,245)	(1,148,103)
Net increase	391,758	$4,340,573	321,577	$3,627,198

Class II
Shares sold	16,214,407	$176,098,540	27,787,043	$311,628,612
Shares issued on reinvestment	2,272,588	25,892,352	3,410,146	35,381,031
Shares repurchased	(1,366,929)	(14,915,632)	(296,837)	(3,397,169)
Net increase	17,120,066	$187,075,260	30,900,352	$343,612,474
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	203,656	$2,107,201	136,784	$1,456,645
Shares issued on reinvestment	11,773	126,723	8,224	82,528
Shares repurchased	(52,960)	(547,459)	(102,035)	(1,106,794)
Net increase	162,469	$1,686,465	42,973	$432,379

Class II
Shares sold	4,780,363	$49,510,499	9,936,053	$106,656,546
Shares issued on reinvestment	972,017	10,446,824	1,027,237	10,298,384
Shares repurchased	(3,536,839)	(36,773,331)	(990,063)	(10,338,673)
Net increase	2,215,541	$23,183,992	9,973,227	$106,616,257
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	121,935	$1,152,626	124,061	$1,195,310
Shares issued on reinvestment	8,567	82,703	5,838	53,909
Shares repurchased	(93,623)	(898,958)	(37,923)	(376,765)
Net increase	36,879	$336,371	91,976	$872,454

68	Franklin Templeton Model Portfolio Funds 2023 Annual Report

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Conservative Model Portfolio (cont’d)

Class II
Shares sold	2,125,809	$19,986,133	5,983,042	$59,045,090
Shares issued on reinvestment	525,891	5,065,628	444,219	4,095,853
Shares repurchased	(3,292,334)	(31,139,406)	(2,592,190)	(25,005,557)
Net increase (decrease)	(640,634)	$(6,087,645)	3,835,071	$38,135,386

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2023. The following transactions were effected in such Underlying Funds for the year ended December 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$22,065,907	$7,889,308	144,428	—	—	—	$299,400	$853,015	$3,887,977	$33,843,192

Moderately Aggressive Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$69,165,103	$12,919,792	237,368	—	—	—	$837,170	$2,407,622	$11,499,702	$93,584,597
Western Asset Core Plus VIT Portfolio, Class I Shares
	36,252,748	21,633,016	4,367,042	$460,000	96,639	$(46,539)	2,183,016	—	989,790	58,369,015
	$105,417,851	$34,552,808		$460,000		$(46,539)	$3,020,186	$2,407,622	$12,489,492	$151,953,612

Moderate Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$45,447,191	$6,097,904	112,994	$130,000	2,260	$(11,142)	$526,902	$1,526,002	$7,463,748	$58,867,701
Western Asset Core Plus VIT Portfolio, Class I Shares
	49,757,563	20,401,733	4,128,979	355,000	74,580	(34,307)	2,661,733	—	1,398,860	71,168,849
	$95,204,754	$26,499,637		$485,000		$(45,449)	$3,188,635	$1,526,002	$8,862,608	$130,036,550

Moderately Conservative Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$11,200,877	$1,872,850	34,784	$1,043,633	18,560	$(82,048)	$125,025	$367,825	$1,918,240	$13,866,286
Western Asset Core Plus VIT Portfolio, Class I Shares
	21,777,870	8,204,277	1,656,463	407,091	84,751	(31,072)	1,134,277	—	601,231	30,145,215
	$32,978,747	$10,077,127		$1,450,724		$(113,120)	$1,259,302	$367,825	$2,519,471	$44,011,501

Franklin Templeton Model Portfolio Funds 2023 Annual Report	69

Notes to financial statements (cont’d)

Conservative Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Core Plus VIT Portfolio, Class I Shares
	$9,618,015	$2,252,145	456,091	$710,736	143,676	$(32,070)	$432,145	—	$296,523	$11,423,877

9. Redemption facility

The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolios did not utilize the Global Credit Facility during the year ended December 31, 2023.

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$5,245,093	$20,831,146	$22,100,671	$10,575,032	$5,150,022
Net long-term capital gains	2,333,591	5,888,525	4,074,747	—	—
Total distributions paid	$7,578,684	$26,719,671	$26,175,418	$10,575,032	$5,150,022

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$9,116,578	$29,064,645	$27,348,449	$9,741,525	$3,952,598
Net long-term capital gains	11,840,188	20,607,683	8,324,405	640,935	198,487
Total distributions paid	$20,956,766	$49,672,328	$35,672,854	$10,382,460	$4,151,085

70	Franklin Templeton Model Portfolio Funds 2023 Annual Report

As of December 31, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Undistributed ordinary income — net	$600,383	$6,029,966	$4,444,465	$1,276,552	$361,420
Deferred capital losses*	—	(9,899,162)	(19,404,130)	(9,521,506)	(7,664,649)
Other book/tax temporary differences(a)	(26,797)	(25,383)	(25,381)	(25,388)	(25,389)
Unrealized appreciation (depreciation)(b)	18,531,108	12,170,613	(4,964,104)	(12,485,693)	(10,683,515)
Total distributable earnings (loss) — net	$19,104,694	$8,276,034	$(19,949,150)	$(20,756,035)	$(18,012,133)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

Franklin Templeton Model Portfolio Funds 2023 Annual Report	71

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio (five of the portfolios constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2023 and for the period April 15, 2020 (inception date) through December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2023, the results of each of their operations for the year ended December 31, 2023, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the three years in the period ended December 31, 2023 and for the period April 15, 2020 (inception date) through December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management and the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and transfer agent of the underlying funds; when replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 13, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

72	Franklin Templeton Model Portfolio Funds 2023 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Franklin Templeton Model Portfolio Funds (the “Portfolios”) are conducted by management under the supervision and subject to the direction of the Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 280 Park Avenue, 8th Floor, New York, New York 10017.

Information pertaining to the Trustees and officers of the Portfolios is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	None

Althea L. Duersten*

Year of birth	1951
Position(s) with Trust	Trustee and Chair of the Board
Term of office[1] and length of time served[2]	Since 2014 (Chair of the Board since 2021)
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	Formerly, Non-Executive Director, Rokos Capital Management LLP (2019 to 2020)

Stephen R. Gross

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984 and 1977 to 1979)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	None

Franklin Templeton Model Portfolio Funds	73

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Arnold L. Lehman

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1982
Principal occupation(s) during the past five years	Senior Advisor, Phillips (auction house) (since 2015); formerly, Fellow, Ford Foundation (2015 to 2016); Director of the Brooklyn Museum (1997 to 2015)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	Trustee of American Federation of Arts (since 2002)

Robin J. W. Masters

Year of birth	1955
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during the past five years	Retired; formerly, Chief Investment Officer of ACE Limited (insurance) (1986 to 2000)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	Director of HSBC Corporate Money Funds Limited, HSBC Managed Portfolios Limited and HSBC Specialist Funds Limited (since 2020); formerly, Director of Cheyne Capital International Limited (investment advisory firm) (2005 to 2020)

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during
the past five years	None

G. Peter O’Brien**

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Retired, Trustee Emeritus of Colgate University (since 2005); Board Member, Hill House, Inc. (residential home care) (since 1999); formerly, Board Member, Bridges School (pre-school) (2006 to 2017); Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999)
Number of funds in fund complex overseen by Trustee	Trustee of Legg Mason funds consisting of 55 portfolios; Director/Trustee of the Royce Family of Funds consisting of 16 portfolios
Other board memberships held by Trustee during the past five years	Formerly, Director of TICC Capital Corp. (2003 to 2017)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2020); formerly, Director, Citizens National Bank of Greater St. Louis (2006 to 2020)

74	Franklin Templeton Model Portfolio Funds

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 123 funds associated with FTFA or its affiliates (since 2015); President and Chief Executive Officer of FTFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of FTFA (2015)
Number of funds in fund complex overseen by Trustee	123
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of FTFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Franklin Templeton Model Portfolio Funds	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of FTFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of FTFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

FTFA, referenced above, was formerly known as LMPFA prior to November 30, 2023.

*	Effective February 7, 2024, Ms. Duersten retired from the Board.

**	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

†	Trustees who are not “interested persons” of the Portfolios within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolios, as defined in the 1940 Act, because of her position with FTFA and/or certain of its affiliates.

76	Franklin Templeton Model Portfolio Funds

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Portfolios is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Portfolios hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:

	Pursuant to:		Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Long-Term Capital Gain Dividends Distributed	§	852(b)(3)(C)	$2,333,591	$5,888,525	$4,074,747	—	—
Income Eligible for Dividends Received Deduction (DRD)	§	854(b)(1)(A)	$3,889,689	$9,647,071	$5,946,333	$1,630,193	$355,513

Franklin Templeton Model Portfolio Funds	77

Franklin Templeton

Model Portfolio Funds

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Franklin Templeton Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Franklin Templeton Model Portfolio Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities: Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

QSIN632443 2/24 SR24-4807

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2022 and December 31, 2023 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $349,206 in December 31, 2022 and $349,206 in December 31, 2023.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2022 and $0 in December 31, 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $149,250 in December 31, 2022 and $149,250 in December 31, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Equity Trust., were $0 in December 31, 2022 and $0 in December 31, 2023.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The

Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $785,604 in December 31, 2022 and $799,106 in December 31, 2023.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Andrew L. Breech

Althea L. Duersten*

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

*	Effective February 7, 2024, Ms. Duersten retired from the Board.

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: February 20, 2024